Share-based payments - General and Administrative Expenses and Game Operating Cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-based payments
Total recorded expenses	$ 336	$ 382	$ 372	$ 463
Increase in other reserves			372	463
General and administrative expenses
Share-based payments
Total recorded expenses	336	382	372	463
Class B complex vesting
Share-based payments
Total recorded expenses	3	9	6	18
Employee stock option plan
Share-based payments
Total recorded expenses	$ 333	$ 373	$ 366	$ 445